Allianz Life Insurance Company of North America
Stewart D. Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
November 2, 2020
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC    20549-4644

Re:  Allianz Life Variable Account B
        Registration Statement Nos. 333-90260 and 811-05618

Dear Sir/Madam:
Accompanying this letter for filing pursuant to Rule 497(c) under the Securities Act of 1933, is the definitive version of the Prospectus and Statement of Additional Information, dated October 27, 2020 for the above referenced Registrant.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America
By:  /s/ Stewart D. Gregg
             Stewart D. Gregg